Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2020		$ 4,654			$ 18,972	$ (39,480)	$ (15,854)
Balance, shares at Nov. 30, 2020		4,654,200
Shares issued for cash		$ 438			12,696		13,134
Shares issued for cash, shares		437,823
Net income (loss)						(17,837)	(17,837)
Balance at Nov. 30, 2021		$ 5,092			31,668	(57,317)	(20,557)
Balance, shares at Nov. 30, 2021		5,092,023
Net income (loss)						(11,501)	(11,501)
Balance at Feb. 28, 2022		$ 5,092			31,668	(68,818)	(32,058)
Balance, shares at Feb. 28, 2022		5,092,023
Balance at Nov. 30, 2021		$ 5,092			31,668	(57,317)	(20,557)
Balance, shares at Nov. 30, 2021		5,092,023
Net income (loss)							(47,635)
Balance at Aug. 31, 2022		$ 5,092			31,668	(104,952)	(68,192)
Balance, shares at Aug. 31, 2022		5,092,023
Balance at Nov. 30, 2021		$ 5,092			31,668	(57,317)	(20,557)
Balance, shares at Nov. 30, 2021		5,092,023
Net income (loss)						(66,442)	(66,442)
Issuance of common stock for intangible assets		$ 2,013			88,587		90,600
Issuance of common stock for intangible assets, shares		2,013,334
Balance at Nov. 30, 2022		$ 7,105			120,255	(123,759)	3,601
Balance, shares at Nov. 30, 2022		7,105,357
Balance at Feb. 28, 2022		$ 5,092			31,668	(68,818)	(32,058)
Balance, shares at Feb. 28, 2022		5,092,023
Net income (loss)						(12,770)	(12,770)
Balance at May. 31, 2022		$ 5,092			31,668	(81,588)	(44,828)
Balance, shares at May. 31, 2022		5,092,023
Net income (loss)						(23,364)	(23,364)
Balance at Aug. 31, 2022		$ 5,092			31,668	(104,952)	(68,192)
Balance, shares at Aug. 31, 2022		5,092,023
Balance at Nov. 30, 2022		$ 7,105			120,255	(123,759)	3,601
Balance, shares at Nov. 30, 2022		7,105,357
Net income (loss)						(27,991)	(27,991)
Balance at Feb. 28, 2023		$ 7,105			120,255	(151,750)	(24,390)
Balance, shares at Feb. 28, 2023		7,105,357
Balance at Nov. 30, 2022		$ 7,105			120,255	(123,759)	3,601
Balance, shares at Nov. 30, 2022		7,105,357
Shares issued for cash, shares		507,228,334
Net income (loss)							(2,013,529)
Balance at Aug. 31, 2023	$ 100	$ 514,334	(30,975)	(435,000)	1,024,995	(2,137,288)	(1,063,834)
Balance, shares at Aug. 31, 2023	100,000	514,333,691
Balance at Feb. 28, 2023		$ 7,105			120,255	(151,750)	(24,390)
Balance, shares at Feb. 28, 2023		7,105,357
Shares issued for cash	$ 100	$ 507,229	(287,648)		758,147		977,828
Shares issued for cash, shares	100,000	507,228,334
Net income (loss)						(539,140)	(539,140)
Purchase of treasury shares				(435,000)			(435,000)
Contribution from settlement of related party liabilities					146,593		146,593
Balance at May. 31, 2023	$ 100	$ 514,334	(287,648)	(435,000)	1,024,995	(690,890)	125,891
Balance, shares at May. 31, 2023	100,000	514,333,691
Net income (loss)						(1,446,398)	(1,446,398)
Cash received for subscription receivable			256,673				256,673
Balance at Aug. 31, 2023	$ 100	$ 514,334	$ (30,975)	$ (435,000)	$ 1,024,995	$ (2,137,288)	$ (1,063,834)
Balance, shares at Aug. 31, 2023	100,000	514,333,691